SEGMENT REPORTING	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 3 - SEGMENT REPORTING

Accounting Standards Codification 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the Company’s Chief Executive Officer, who is the chief operating decision maker (“CODM”). The CODM reviews the Company’s consolidated statements of operations for purposes of allocating resources and assessing financial performance and makes resource allocation decisions based primarily on net loss. The Company has identified one reportable and operating segment, which includes all of the Company’s operations. The Company develops and commercializes advanced vision and intelligent transportation technologies for the automotive and mobility industries.

A.	Revenues by geographic region

The following table sets forth reporting revenue information by geographic region:

	Six months ended		Three months ended
	June 30,		June 30,
	2026	2025	2026	2025
	Unaudited		Unaudited
Israel	104	104	74	74
Japan	105	75	-	31
USA	15	32	-	12
Other (*)	63	29	12	11
	287	240	86	128

(*)	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.

FORESIGHT AUTONOMOUS HOLDINGS LTD.

U.S. dollars in thousands

(Except share and per share data)

Notes to the Interim Condensed Consolidated Financial Statements (Unaudited)

B.	Revenues by main customers

The following table is a summary of the distribution of revenues by main customers:

	Six months ended		Three months ended
	June 30,		June 30,
	2026	2025	2026	2025
	Unaudited		Unaudited
Customer A	104	104	74	74
Customer B	85	40	-	-
Customer C	50	11	-	11
	239	155	74	85